Crude Oil and Refined Product Risk Management (Notional Volume of Outstanding Contracts) (Details) - Not Designated as Hedging Instrument [Member] - bbl bbl in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume		(1,052)
Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(2,478)
Inventory Positions - Crude Oil - Differential Swaps - Current Fiscal Year [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(5,283)
Inventory Positions - Crude Oil & Refined Products - Futures & Swaps [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(1,823)	(562)
Inventory Positions - Natural Gas - Futures & Swaps [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(720)
Inventory Positions - Natural Gas - Futures & Swaps - Year Two [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(329)
Refined Product Positions - Unleaded Gasoline - Crack Spread Swaps [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(900)
Refined Product Positions - Unleaded Gasoline - Crack Spread Swaps - Year Two [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Refined Product Positions - Distillate - Crack Spread Swaps [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(744)
Refined Product Positions - Distillate - Crack Spread Swaps - Year Two [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(1,305)
Inventory Positions - Natural Gas - Futures & Swaps - Year Three [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Refined Product Positions - Distillate - Crack Spread Swaps - Year Three [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Refined Product Positions - Unleaded Gasoline - Crack Spread Swaps - Year Three [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Inventory Positions - Crude Oil - Differential Swaps - Year Two [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(1,918)
Inventory Positions - Crude Oil - Differential Swaps - Year Three [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Inventory Positions - Crude Oil - Futures - Current Fiscal Year [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(1,823)
Inventory Positions - Crude Oil - Futures - Year Two [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Inventory Positions - Crude Oil - Futures - Year Three [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Inventory Positions - Refined Products - Futures & Swaps - Current Fiscal Year [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	(999)
Inventory Positions - Refined Products - Futures & Swaps - Year Two [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0
Inventory Positions - Refined Products - Futures & Swaps - Year Three [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume	0